Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes
Summary of taxation recognized in consolidated profit or loss

	For the year	For the six	For the year	For the year
	ended	months ended	ended	ended
	June 30,	December 31,	December 31,	December 31,
	2023	2023	2024	2025
	RMB’000	RMB’000	RMB’000	RMB’000
Amounts recognized in consolidated profit or loss
Current tax
Provision for the year/period	557,630	339,409	789,640	813,713
Deferred tax
Origination and reversal of temporary differences (Note 9(c))	(5,845)	57,256	(77,536)	(110,189)
Tax expense	551,785	396,665	712,104	703,524

Summary of reconciliation between tax expense and accounting profit at applicable tax rates

	For the year	For the six	For the year	For the year
	ended	months ended	ended	ended
	June 30,	December 31,	December 31,	December 31,
	2023	2023	2024	2025
	RMB’000	RMB’000	RMB’000	RMB’000
Profit before taxation	2,333,614	1,652,742	3,347,532	1,913,338
Notional tax on profit before taxation, calculated at the rates applicable to profits in the jurisdictions concerned	566,955	394,856	859,697	572,459
Tax effect of share-based compensation expenses (Note 6(i))	15,435	11,401	20,127	54,151
Tax effect of other non-deductible expenses	13,666	7,310	13,060	2,696
Effect of preferential tax treatments on assessable profits of certain subsidiaries (Note 9(a)(3))	(42,739)	(10,756)	(101,522)	(96,588)
Tax effect of additional deduction on research and development costs	(4,217)	(3,476)	(6,179)	(3,364)
Tax effect of exempted and non-taxable income	(7,421)	(12,481)	(11,978)	(7,185)
Effect of unused tax losses not recognized/(being utilized)	22,956	(8,002)	(56,271)	(16,497)
Effect of deductible temporary differences (being utilized)/not recognized	(12,850)	13,718	1,736	197,984
Others	—	4,095	(6,566)	(132)
Actual tax expenses	551,785	396,665	712,104	703,524

Summary of movement in deferred tax assets

				Loss from
				waiver of
				intercompany
				receivables
	Unused	Intra-group		of
	tax	unrealized	Credit loss and	discontinued	Right-of-use	Lease
	losses	profits	impairment	operations	assets	Liabilities	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Deferred tax assets arising from:
At January 1, 2024	23,013	27,820	31,181	6,825	(98,804)	108,687	5,408	104,130
Charged to profit or loss	82,060	19,694	7,029	(6,825)	(337,147)	333,059	(20,334)	77,536
Exchange rate difference	437	—	(78)	—	(815)	791	(53)	282
At December 31, 2024	105,510	47,514	38,132	—	(436,766)	442,537	(14,979)	181,948
Charged to profit or loss	12,003	36,429	27,922	—	(51,036)	85,156	(285)	110,189
Exchange rate difference	(1,655)	—	(1,305)	—	8,626	(9,317)	193	(3,458)
At December 31, 2025	115,858	83,943	64,749	—	(479,176)	518,376	(15,071)	288,679

Summary of unrecognized deferred tax assets

	As at December 31,
	2024	2025
	RMB’000	RMB’000
Deductible temporary differences	63,546	865,741
Cumulative tax losses	447,814	715,191
Total	511,360	1,580,932

Summary of tax losses carried forward

	As at		As at
	December 31,		December 31,
	2024	Expiry date	2025	Expiry date
	RMB’000		RMB’000
Expire	368,235	2025-2045	358,255	2026-2046
Never expire	79,579		356,936